INVESTMENTS IN UNCONSOLIDATED ENTITIES 2 (Details) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Investments In Unconsolidated Entities (Details) [Abstract]
Distributions from RBS Sempra Commodities LLP, operating activities	$ 50